Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

8. Income Taxes

The Company has non-capital losses carried forward of $2,420,760 available to offset taxable income in future years which expires beginning in fiscal 2015.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 26.5% (2010 – 28.5%; 2009 - 30%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2011 $	2010 $	2009 $
Income tax recovery at statutory rate	(33,122)	(22,862)	(36,539)
Changes in enacted tax rates	1,875	(5,885)	4,798
Expiry of non-capital loss	–	70,784	7,753
Change in valuation allowance	31,247	(42,037)	23,988

Provision for income taxes	–	–	–

The significant components of deferred income tax assets and liabilities at December 31, 2011 and 2010, are as follows:

	2011 $	2010 $

Non-capital losses carried forward	605,190	573,943

Valuation allowance	(605,190)	(573,943)

Net deferred income tax asset	–	–